GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance as of January 1	$ 1,572	$ 1,572
Changes during year:
Impairment	0	0	(939)
Balance as of December 31	$ 1,572	$ 1,572	$ 1,572